CORNERCAP GROUP OF FUNDS

The Peachtree, Suite 1700

1355 Peachtree Street, N.E.

Atlanta, GA 30309

November 10, 2011

U.S. Securities and Exchange Commission

Public Filing Desk

Judiciary Plaza

100 F Street, NE

Washington, D.C. 20549

Re: CornerCap Group of Funds (the “Registrant”)

File Nos. 33-3149 and 811-4581

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information filed with the Commission August 11, 2011, to the Prospectus dated July 29, 2011, updated November 1, 2011. The purpose of the filing is to submit the 497(e) filing in XBRL for the CornerCap Group of Funds.

If you have any questions regarding this filing, please contact me at 303-623-2577.

Sincerely,

/s/ Paul L. Leone
Paul L. Leone
Assistant General Counsel
ALPS Fund Services, Inc.
Administrator to CornerCap Group of Funds